Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / Holding Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 8
Entity Central Index Key	0000887991
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
PGIM Quant Solutions Large-Cap Index Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Index Fund
Class Name	Class A
Trading Symbol	PSIAX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Cl
a
ss A shares of PGIM Quant Solutions Large-Cap Index Fund (the
“Fund”) for the period of October 1, 2024 to September 30, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund—Class A	$55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets rose by more than 17%. After dipping earlier in the period, as volatility soared due to trade war concerns, equity markets advanced as trade tensions eased, artificial intelligence (AI) optimism continued, economic and earnings growth remained solid, and the Federal Reserve resumed its rate-cutting cycle.
■
The Fund used S&P 500 Index E-mini futures to equitize cash and enhance portfolio liquidity. The positions had a negligible effect on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	13.21%	15.08%	14.34%
Class A without sales charges	17.02%	15.85%	14.72%
S&P 500 Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 946,895,070
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 705,394
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY F UN D STATISTICS AS OF 9/30/2025?
Fund’s net assets	$ 946,895,070
Number of fund holdings	509
Total advisory fees paid for the year	$ 705,394
Portfolio turnover rate for the year	3%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS
OF
THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.7%
Software	11.2%
Interactive Media & Services	7.2%
Technology Hardware, Storage & Peripherals	6.9%
Financial Services	4.0%
Broadline Retail	3.7%
Banks	3.5%
Capital Markets	3.4%
Pharmaceuticals	2.7%
Oil, Gas & Consumable Fuels	2.6%
Automobiles	2.3%
Aerospace & Defense	2.2%
Health Care Equipment & Supplies	2.0%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	1.9%
Hotels, Restaurants & Leisure	1.8%
Insurance	1.8%
Consumer Staples Distribution & Retail	1.8%
Specialty Retail	1.8%
Health Care Providers & Services	1.6%
Biotechnology	1.6%
Entertainment	1.5%
Electric Utilities	1.5%
Machinery	1.5%
Chemicals	1.1%
Industry Classification	% of Net Assets
Beverages	1.0%
IT Services	0.9%
Ground Transportation	0.9%
Communications Equipment	0.9%
Household Products	0.9%
Electrical Equipment	0.9%
Life Sciences Tools & Services	0.8%
Specialized REITs	0.8%
Electronic Equipment, Instruments & Components	0.7%
Diversified Telecommunication Services	0.7%
Tobacco	0.6%
Multi-Utilities	0.6%
Consumer Finance	0.6%
Unaffiliated Exchange-Traded Fund - Equity	0.6%
Professional Services	0.5%
Food Products	0.5%
Building Products	0.5%
Commercial Services & Supplies	0.5%
Others*	4.8%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Large-Cap Index Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Index Fund
Class Name	Class C
Trading Symbol	PSICX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class C shares of PGIM Quant Solutions Large-Cap Index Fund (the
“Fund”) for the period of October 1, 2024 to September 30, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund—Class C	$136	1.26%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets rose by more than 17%. After dipping earlier in the period, as volatility soared due to trade war concerns, equity markets advanced as trade tensions eased, artificial intelligence (AI) optimism continued, economic and earnings growth remained solid, and the Federal Reserve resumed its rate-cutting cycle.
■
The Fund used S&P 500 Index
E
-mini futures to equitize cash and enhance portfolio liquidity. The positions had a negligible effect on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	15.14%	15.03%	13.94%
Class C without sales charges	16.14%	15.03%	13.94%
S&P 500 Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 946,895,070
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 705,394
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?
Fund’s net assets	$ 946,895,070
Number of fund holdings	509
Total advisory fees paid for the year	$ 705,394
Portfolio turnover rate for the year	3%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.7%
Software	11.2%
Interactive Media & Services	7.2%
Technology Hardware, Storage & Peripherals	6.9%
Financial Services	4.0%
Broadline Retail	3.7%
Banks	3.5%
Capital Markets	3.4%
Pharmaceuticals	2.7%
Oil, Gas & Consumable Fuels	2.6%
Automobiles	2.3%
Aerospace & Defense	2.2%
Health Care Equipment & Supplies	2.0%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	1.9%
Hotels, Restaurants & Leisure	1.8%
Insurance	1.8%
Consumer Staples Distribution & Retail	1.8%
Specialty Retail	1.8%
Health Care Providers & Services	1.6%
Biotechnology	1.6%
Entertainment	1.5%
Electric Utilities	1.5%
Machinery	1.5%
Chemicals	1.1%
Industry Classification	% of Net Assets
Beverages	1.0%
IT Services	0.9%
Ground Transportation	0.9%
Communications Equipment	0.9%
Household Products	0.9%
Electrical Equipment	0.9%
Life Sciences Tools & Services	0.8%
Specialized REITs	0.8%
Electronic Equipment, Instruments & Components	0.7%
Diversified Telecommunication Services	0.7%
Tobacco	0.6%
Multi-Utilities	0.6%
Consumer Finance	0.6%
Unaffiliated Exchange-Traded Fund - Equity	0.6%
Professional Services	0.5%
Food Products	0.5%
Building Products	0.5%
Commercial Services & Supplies	0.5%
Others*	4.8%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Large-Cap Index Fund - Class I
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Index Fund
Class Name	Class I
Trading Symbol	PDSIX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class I shares of PGIM Quant Solutions Large-Cap Index Fund (the
“Fund”) for the period of October 1, 2024 to September 30, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund—Class I	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets rose by more than 17%. After dipping earlier in the period, as volatility soared due to trade war concerns, equity markets advanced as trade tensions eased, artificial intelligence (AI) optimism continued, economic and earnings growth remained solid, and the Federal Reserve resumed its rate-cutting cycle.
■
The Fund used S&P 500 Index E-
mi
ni futures to equitize cash and enhance portfolio liquidity. The positions had a negligible effect on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class I	17.41%	16.24%	15.11%
S&P 500 Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 946,895,070
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 705,394
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?
Fund’s net assets	$ 946,895,070
Number of fund holdings	509
Total advisory fees paid for the year	$ 705,394
Portfolio turnover rate for the year	3%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FU
N
D’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.7%
Software	11.2%
Interactive Media & Services	7.2%
Technology Hardware, Storage & Peripherals	6.9%
Financial Services	4.0%
Broadline Retail	3.7%
Banks	3.5%
Capital Markets	3.4%
Pharmaceuticals	2.7%
Oil, Gas & Consumable Fuels	2.6%
Automobiles	2.3%
Aerospace & Defense	2.2%
Health Care Equipment & Supplies	2.0%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	1.9%
Hotels, Restaurants & Leisure	1.8%
Insurance	1.8%
Consumer Staples Distribution & Retail	1.8%
Specialty Retail	1.8%
Health Care Providers & Services	1.6%
Biotechnology	1.6%
Entertainment	1.5%
Electric Utilities	1.5%
Machinery	1.5%
Chemicals	1.1%
Industry Classification	% of Net Assets
Beverages	1.0%
IT Services	0.9%
Ground Transportation	0.9%
Communications Equipment	0.9%
Household Products	0.9%
Electrical Equipment	0.9%
Life Sciences Tools & Services	0.8%
Specialized REITs	0.8%
Electronic Equipment, Instruments & Components	0.7%
Diversified Telecommunication Services	0.7%
Tobacco	0.6%
Multi-Utilities	0.6%
Consumer Finance	0.6%
Unaffiliated Exchange-Traded Fund - Equity	0.6%
Professional Services	0.5%
Food Products	0.5%
Building Products	0.5%
Commercial Services & Supplies	0.5%
Others*	4.8%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Large-Cap Index Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Index Fund
Class Name	Class Z
Trading Symbol	PSIFX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class Z shares
of PGIM Quant Solutions Large-Cap Index Fund (the
“Fund”) for the period of October 1, 2024 to September 30, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund—Class Z	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets rose by more than 17%. After dipping earlier in the period, as volatility soared due to trade war concerns, equity markets advanced as trade tensions eased, artificial intelligence (AI) optimism continued, economic and earnings growth remained solid, and the Federal Reserve resumed its rate-cutting cycle.
■
The Fund used S&P 500 Index E-mini fut
ur
es to equitize cash and enhance portfolio liquidity. The positions had a negligible effect on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	17.32%	16.17%	15.04%
S&P 500 Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 946,895,070
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 705,394
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?
Fund’s net assets	$ 946,895,070
Number of fund holdings	509
Total advisory fees paid for the year	$ 705,394
Portfolio turnover rate for the year	3%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/3
0
/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.7%
Software	11.2%
Interactive Media & Services	7.2%
Technology Hardware, Storage & Peripherals	6.9%
Financial Services	4.0%
Broadline Retail	3.7%
Banks	3.5%
Capital Markets	3.4%
Pharmaceuticals	2.7%
Oil, Gas & Consumable Fuels	2.6%
Automobiles	2.3%
Aerospace & Defense	2.2%
Health Care Equipment & Supplies	2.0%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	1.9%
Hotels, Restaurants & Leisure	1.8%
Insurance	1.8%
Consumer Staples Distribution & Retail	1.8%
Specialty Retail	1.8%
Health Care Providers & Services	1.6%
Biotechnology	1.6%
Entertainment	1.5%
Electric Utilities	1.5%
Machinery	1.5%
Chemicals	1.1%
Industry Classification	% of Net Assets
Beverages	1.0%
IT Services	0.9%
Ground Transportation	0.9%
Communications Equipment	0.9%
Household Products	0.9%
Electrical Equipment	0.9%
Life Sciences Tools & Services	0.8%
Specialized REITs	0.8%
Electronic Equipment, Instruments & Components	0.7%
Diversified Telecommunication Services	0.7%
Tobacco	0.6%
Multi-Utilities	0.6%
Consumer Finance	0.6%
Unaffiliated Exchange-Traded Fund - Equity	0.6%
Professional Services	0.5%
Food Products	0.5%
Building Products	0.5%
Commercial Services & Supplies	0.5%
Others*	4.8%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions Large-Cap Index Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Index Fund
Class Name	Class R6
Trading Symbol	PQSIX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Large-Cap Index Fund (the
“Fund”) for the period of October 1, 2024 to September 30, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund—Class R6	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets rose by more than 17%. After dipping earlier in the period, as volatility soared due to trade war concerns, equity markets advanced as trade tensions eased, artificial intelligence (AI) optimism continued, economic and earnings growth remained solid, and the Federal Reserve resumed its rate-cutting cycle.
■
The Fund used S&P 500 Index E-mini futures to equitize cash and enhance portfolio liquidity
. The positions had a negligible effect
on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	17.50%	16.30%	14.40% (11/28/2017)
S&P 500 Index	17.60%	16.47%	14.44%

Performance Inception Date	Nov. 28, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 946,895,070
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 705,394
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?
Fund’s net assets	$ 946,895,070
Number of fund holdings	509
Total advisory fees paid for the year	$ 705,394
Portfolio turnover rate for the year	3%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.7%
Software	11.2%
Interactive Media & Services	7.2%
Technology Hardware, Storage & Peripherals	6.9%
Financial Services	4.0%
Broadline Retail	3.7%
Banks	3.5%
Capital Markets	3.4%
Pharmaceuticals	2.7%
Oil, Gas & Consumable Fuels	2.6%
Automobiles	2.3%
Aerospace & Defense	2.2%
Health Care Equipment & Supplies	2.0%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	1.9%
Hotels, Restaurants & Leisure	1.8%
Insurance	1.8%
Consumer Staples Distribution & Retail	1.8%
Specialty Retail	1.8%
Health Care Providers & Services	1.6%
Biotechnology	1.6%
Entertainment	1.5%
Electric Utilities	1.5%
Machinery	1.5%
Chemicals	1.1%
Industry Classification	% of Net Assets
Beverages	1.0%
IT Services	0.9%
Ground Transportation	0.9%
Communications Equipment	0.9%
Household Products	0.9%
Electrical Equipment	0.9%
Life Sciences Tools & Services	0.8%
Specialized REITs	0.8%
Electronic Equipment, Instruments & Components	0.7%
Diversified Telecommunication Services	0.7%
Tobacco	0.6%
Multi-Utilities	0.6%
Consumer Finance	0.6%
Unaffiliated Exchange-Traded Fund - Equity	0.6%
Professional Services	0.5%
Food Products	0.5%
Building Products	0.5%
Commercial Services & Supplies	0.5%
Others*	4.8%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Securitized Credit Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Securitized Credit Fund
Class Name	Class A
Trading Symbol	SCFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund—Class A	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Securitized credit spreads largely tightened over the reporting period on continued demand for spread products amid relatively stable fundamentals, and despite the uncertain fiscal and geopolitical backdrop. Spreads for commercial mortgage-backed securities (CMBS), residential mortgage-backed securities, collateralized loan obligations (CLOs), and asset-backed securities (ABS) largely tightened.
■
The following contributed most to the Fund’s performance during the period: Exposure to CLOs, non-agency CMBS, non-agency mortgage-backed securities (MBS) and ABS added to returns, as sector spreads tightened given solid credit fundamentals. Actively focusing on the senior stack (AAA/AA-rated) in CLO allocations supported performance. Within non-agency CMBS, single-asset, single-borrower selection contributed the most to excess returns, and second-lien and Credit Risk Transfer exposures contributed the most to non-agency MBS.
■
Security selection in ABS was a modest detractor from performance, mostly from Solar bonds.
■
During the period, the Fund held interest rate swaps and futures to hedge interest rate risk relative to the ICE BofA 3-Month US Treasury Bill
Index (the “Index”) to help immunize any impact from fluctuations in interest rates. While the impact of these derivatives detracted from performance, this was offset by the contribution to performance from the Fund’s interest rate exposures. The cost of derivatives in the form of forward currency exchange contracts that were used to hedge against the Fund’s positions not denominated in US dollars also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class A with sales charges	2.49%	4.95%	4.17% (11/16/2015)
Class A without sales charges	5.93%	5.64%	4.52% (11/16/2015)
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.90%
ICE BofA US 3-Month Treasury Bill Index	4.38%	2.98%	2.12%
Since Inception returns are provided for the share class since it has less than 10 fiscal
years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Nov. 16, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,418,144,592
Holdings Count | $ / Holding	591
Advisory Fees Paid, Amount	$ 8,109,982
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 2,418,144,592
Number of fund holdings	591
Total advisory fees paid for the year	$ 8,109,982
Portfolio turnover rate for the year	36%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Credit Quality expressed as a percentage of total investments as of 9/30/2025 (%)
AAA	28.5
AA	35.5
A	12.6
BBB	12.8
BB	6.7
B	0.4
Not Rated	5.8
Cash/Cash Equivalents	(2.3)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Securitized Credit Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Securitized Credit Fund
Class Name	Class C
Trading Symbol	SCFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also
request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund—Class C	$169	1.65%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Securitized credit spreads largely tightened over the reporting period on continued demand for spread products amid relatively stable fundamentals, and despite the uncertain fiscal and geopolitical backdrop. Spreads for commercial mortgage-backed securities (CMBS), residential mortgage-backed securities, collateralized loan obligations (CLOs), and asset-backed securities (ABS) largely tightened.
■
The following contributed most to the Fund’s performance during the period: Exposure to CLOs, non-agency CMBS, non-agency mortgage-backed securities (MBS) and ABS added to returns, as sector spreads tightened given solid credit fundamentals. Actively focusing on the senior stack (AAA/AA-rated) in CLO allocations supported performance. Within non-agency CMBS, single-asset, single-borrower selection contributed the most to excess returns, and second-lien and Credit Risk Transfer exposures contributed the most to non-agency MBS.
■
Security selection in ABS was a modest detractor from performance, mostly from Solar bonds.
■
During the period, the Fund held interest rate swaps and futures to hedge interest rate risk relative to the ICE BofA 3-Month US Treasury Bill
Index (the “Index”) to help immunize any impact from fluctuations in interest rates. While the impact of these derivatives detracted from performance, this was offset by the contribution to performance from the Fund’s interest rate exposures. The cost of derivatives in the form of forward currency exchange contracts that were used to hedge against the Fund’s positions not denominated in US dollars also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/202 5
	One Year (%)	Five Years (%)	Since I nce ption (%)
Class C with sales charges	4.03%	4.85%	3.73% (11/16/2015)
Class C without sales charges	5.03%	4.85%	3.73% (11/16/2015)
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.90%
ICE BofA US 3-Month Treasury Bill Index	4.38%	2.98%	2.12%
Since
Inception
returns are provided for the share class since it has
less
than 10 fiscal years of returns. S
ince
Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Nov. 16, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,418,144,592
Holdings Count | Holding	591
Advisory Fees Paid, Amount	$ 8,109,982
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 2,418,144,592
Number of fund holdings	591
Total advisory fees paid for the year	$ 8,109,982
Portfolio turnover rate for the year	36%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Credit Quality expressed as a percentage of total investments as of 9/30/2025 (%)
AAA	28.5
AA	35.5
A	12.6
BBB	12.8
BB	6.7
B	0.4
Not Rated	5.8
Cash/Cash Equivalents	(2.3)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Securitized Credit Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Securitized Credit Fund
Class Name	Class Z
Trading Symbol	SCFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also
request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund —Class Z	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Securitized credit spreads largely tightened over the reporting period on continued demand for spread products amid relatively stable fundamentals, and despite the uncertain fiscal and geopolitical backdrop. Spreads for commercial mortgage-backed securities (CMBS), residential mortgage-backed securities, collateralized loan obligations (CLOs), and asset-backed securities (ABS) largely tightened.
■
The following contributed most to the Fund’s performance during the period: Exposure to CLOs, non-agency CMBS, non-agency mortgage-backed securities (MBS) and ABS added to returns, as sector spreads tightened given solid credit fundamentals. Actively focusing on the senior stack (AAA/AA-rated) in CLO allocations supported performance. Within non-agency CMBS, single-asset, single-borrower selection contributed the most to excess returns, and second-lien and Credit Risk Transfer exposures contributed the most to non-agency MBS.
■
Security selection in ABS was a modest detractor from performance, mostly from Solar bonds.
■
During the period, the Fund held interest rate swaps and futures to hedge interest rate risk relative to the ICE BofA 3-Month US Treasury Bill
Index (the “Index”) to help immunize any impact from fluctuations in interest rates. While the impact of these derivatives detracted from performance, this was offset by the contribution to performance from the Fund’s interest rate exposures. The cost of derivatives in the form of forward currency exchange contracts that were used to hedge against the Fund’s positions not denominated in US dollars also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class Z	6.19%	5.91%	4.78% (11/16/2015)
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.90%
ICE BofA US 3-Month Treasury Bill Index	4.38%	2.98%	2.12%
Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Nov. 16, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,418,144,592
Holdings Count | Holding	591
Advisory Fees Paid, Amount	$ 8,109,982
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 2,418,144,592
Number of fund holdings	591
Total advisory fees paid for the year	$ 8,109,982
Portfolio turnover rate for the year	36%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Credit Quality expressed as a percentage of total investments as of 9/30/2025 (%)
AAA	28.5
AA	35.5
A	12.6
BBB	12.8
BB	6.7
B	0.4
Not Rated	5.8
Cash/Cash Equivalents	(2.3)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized
statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Securitized Credit Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Securitized Credit Fund
Class Name	Class R6
Trading Symbol	SCFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS F
O
R THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund—Class R6	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Securitized credit spreads largely tightened over the reporting period on continued demand for spread products amid relatively stable fundamentals, and despite the uncertain fiscal and geopolitical backdrop. Spreads for commercial mortgage-backed securities (CMBS), residential mortgage-backed securities, collateralized loan obligations (CLOs), and asset-backed securities (ABS) largely tightened.
■
The following contributed most to the Fund’s performance during the period: Exposure to CLOs, non-agency CMBS, non-agency mortgage-backed securities (MBS) and ABS added to returns, as sector spreads tightened given solid credit fundamentals. Actively focusing on the senior stack (AAA/AA-rated) in CLO allocations supported performance. Within non-agency CMBS, single-asset, single-borrower selection contributed the most to excess returns, and second-lien and Credit Risk Transfer exposures contributed the most to non-agency MBS.
■
Security selection in ABS was a modest detractor from performance, mostly from Solar bonds.
■
During the period, the Fund held interest rate swaps and futures to hedge interest rate risk relative to the ICE BofA 3-Month US Treasury Bill
Index (the “Index”) to help immunize any impact from fluctuations in interest rates. While the impact of these derivatives detracted from performance, this was offset by the contribution to performance from the Fund’s interest rate exposures. The cost of derivatives in the form of forward currency exchange contracts that were used to hedge against the Fund’s positions not denominated in US dollars also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	6.23%	5.96%	4.83% (11/16/2015)
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.90%
ICE BofA US 3-Month Treasury Bill Index	4.38%	2.98%	2.12%
Since Inception returns
are
provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured
from the
cl
ose
st
month-end to the class’s
inception
date.

Performance Inception Date	Nov. 16, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 2,418,144,592
Holdings Count | Holding	591
Advisory Fees Paid, Amount	$ 8,109,982
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 2,418,144,592
Number of fund holdings	591
Total advisory fees paid for the year	$ 8,109,982
Portfolio turnover rate for the year	36%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FU
ND’S HOLD
INGS AS OF 9/30/2025?

Credit Quality expressed as a percentage of total investments as of 9/30/2025 (%)
AAA	28.5
AA	35.5
A	12.6
BBB	12.8
BB	6.7
B	0.4
Not Rated	5.8
Cash/Cash Equivalents	(2.3)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.